Income tax ("IR") and social contribution ("CSL") (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Breakdown of deferred IR and CSL
Ending balance		R$ 160,233
Presentation in the balance sheet:
Non-current assets		1,165,726	R$ 1,653,115
(-) Non-current liabilities		1,005,493	R$ 510,523
Tax losses (IR) and negative base (CSL)
Breakdown of deferred IR and CSL
Beginning balance		2,420,376
Impact on the P&L		(590,037)
Cetrel consolidated		48,470
Ending balance	[1]	1,878,809
Goodwill amortized
Breakdown of deferred IR and CSL
Beginning balance		4,624
Impact on the P&L		(708)
Cetrel consolidated		55,419
Ending balance		59,335
Exchange variations
Breakdown of deferred IR and CSL
Beginning balance		464,947
Impact on the P&L		(76,654)
Ending balance	[2]	388,293
Temporary adjustments
Breakdown of deferred IR and CSL
Beginning balance		717,868
Impact on the P&L		(564,239)
Impact on the equity		(7,946)
Cetrel consolidated		9,857
Ending balance	[3]	155,540
Business combination
Breakdown of deferred IR and CSL
Beginning balance		191,250
Impact on the P&L		(7,465)
Ending balance	[4]	183,785
Assets
Breakdown of deferred IR and CSL
Beginning balance		3,799,065
Impact on the P&L		(1,239,103)
Impact on the equity		(7,946)
Cetrel consolidated		113,746
Ending balance		2,665,762
Amortization of goodwill based on future profitability
Breakdown of deferred IR and CSL
Beginning balance		767,277
Impact on the P&L		(54,404)
Ending balance	[5]	712,873
Tax depreciation
Breakdown of deferred IR and CSL
Beginning balance		867,922
Impact on the P&L		92,280
Ending balance	[6]	960,202
Temporary adjustments
Breakdown of deferred IR and CSL
Beginning balance		316,991
Impact on the P&L		(85,169)
Ending balance	[7]	231,822
Business combination
Breakdown of deferred IR and CSL
Beginning balance		198,381
Impact on the P&L		(197,079)
Cetrel consolidated		8,362
Ending balance	[8]	9,664
Additional indexation PP&E
Breakdown of deferred IR and CSL
Beginning balance		118,202
Impact on the P&L		(51,130)
Ending balance	[9]	67,072
Hedge accounting
Breakdown of deferred IR and CSL
Impact on the P&L		(606,877)
Impact on the equity		606,877
Deferred on health plans
Breakdown of deferred IR and CSL
Impact on the P&L		15,269
Impact on the equity		(15,269)
Amortization of fair value adjustments on the assets from the acquisiton of Quattor
Breakdown of deferred IR and CSL
Beginning balance		263,808
Impact on the P&L		255,815
Ending balance		519,623
Other
Breakdown of deferred IR and CSL
Beginning balance		123,892
Impact on the P&L		(119,619)
Ending balance		4,273
Liabilities
Breakdown of deferred IR and CSL
Beginning balance		2,656,473
Impact on the P&L		(750,914)
Impact on the equity		591,608
Cetrel consolidated		8,362
Ending balance		2,505,529
Net assets and liabilities
Breakdown of deferred IR and CSL
Beginning balance		1,142,592
Impact on the P&L		(488,189)
Impact on the equity		(599,554)
Cetrel consolidated		105,384
Ending balance		R$ 160,233

[1]	In Brazil and Germany, the use of tax losses has limits in relation to the amount of taxable income for the year. In Brazil, this limit is 30%, whereas in Germany is 60%.
[2]	In Brazil, the Company opted to tax exchange variation of assets and liabilities denominated in foreign currency under the cash method. Thus, this variation will be realized as assets and liabilities are received/paid. For accounting purposes, exchange variation is recognized under the accrual basis, which results in deferred IR and CSL.
[3]	Accounting expenses not yet deductible for calculating income tax and social contribution, whose recognition for tax purposes occurs in subsequent periods.
[4]	Refers to: tax-related goodwill, and contingencies recognized from business combinations. Tax realization of goodwill will occur upon the merger of the investments and contingencies arising from write-offs due to the settlement or reversal of the processes involved.
[5]	Goodwill for the future profitability of the merged companies not amortized since the adoption of Law 11,638/07. Tax realization is associated with the write-off of goodwill due to impairment or any other reason.
[6]	For calculation of IR and CSL, assets are depreciated at rates higher than those used for accounting purposes. As tax depreciation is exhausted, these deferred IR and CSL start to be realized.
[7]	Revenues whose taxation will occur in subsequent periods.
[8]	Fair value adjustments on property, plant and equipment and intangible assets identified in business combinations, whose tax realization is based on the depreciation and amortization of these assets.
[9]	Additional adjustment of property, plant and equipment, whose tax realization is based on the depreciation of assets.